Nationwide U.S. Small Cap Value Fund
FUND SUMMARY: NATIONWIDE U.S. SMALL CAP VALUE FUND
Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 61 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 115 of the Statement of Additional Information.
Shareholder Fees (paid directly from your investment)
Shareholder Fees - Nationwide U.S. Small Cap Value Fund	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide U.S. Small Cap Value Fund		Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees	[1]	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.27%	0.28%	0.17%	0.42%
Total Annual Fund Operating Expenses		1.41%	2.17%	1.06%	1.31%
[1]	"Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2016.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nationwide U.S. Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A shares	710	996	1,302	2,169
Class C shares	320	679	1,164	2,503
Class R6 shares	108	337	585	1,294
Institutional Service Class shares	133	415	718	1,579

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Nationwide U.S. Small Cap Value Fund | Class C shares | USD ($)	220	679	1,164	2,503

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.10% of the average value of its portfolio.
Principal Investment Strategies
The Fund is designed to capture the returns and diversification benefits associated with equity securities of a broad and diverse cross-section of small-cap companies in the United States. The subadviser uses a market capitalization-weighted approach to invest in companies that generally are smaller than the 500th largest U.S. company. While the companies in which the Fund invests may vary in capitalization sizes under $11 billion, under normal circumstances, the Fund will:
  hold at least 80% of the value of its net assets in common stocks of U.S. companies that have market capitalizations similar to those of companies included in the Russell 2000® Index (a measure of the performance of small-cap stocks) and maintain an average portfolio market capitalization that is within the range of companies included in the Russell 2000® Value Index (a measure of the performance of small-cap stocks that meet the criteria for value investing).
The Fund buys "value stocks," which are stocks of companies that the subadviser has determined primarily to have high book values (i.e., values based on their respective assets minus their liabilities, as reflected on their balance sheets) in relation to the prices at which their stocks trade in the market. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary. While the Fund may sell securities that do not meet the subadviser's value criteria, the Fund is not required to sell a security even if a decline in the issuer's market capitalization reflects a serious financial difficulty or potential or actual insolvency.

The Fund is designed for long-term investors with a focus on investment in the range of small-cap companies, as opposed to individual stock selection.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Smaller company risk – smaller companies are usually less stable in price and less liquid than are larger, more established companies. Small companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Targeted strategy risk – a portfolio that targets its investments to companies of different sizes within a broad small-capitalization range may fail to produce the returns and/or diversification benefits of the overall U.S. small-capitalization market.

Value style risk – value investing carries the risk that the market will not recognize a security’s book value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares (Years Ended December 31,)

Highest Quarter: 23.27% – 3rd qtr. of 2009 Lowest Quarter: -26.79% – 4th qtr. of 2008
After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns For the Periods Ended December 31, 2016:
Average Annual Total Returns - Nationwide U.S. Small Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
Class A shares	18.80%	13.66%	7.65%	Dec. 21, 2007
Class A shares | After Taxes on Distributions	17.67%	11.89%	6.61%	Dec. 21, 2007
Class A shares | After Taxes on Distributions and Sales of Shares	11.58%	10.72%	6.02%	Dec. 21, 2007
Class C shares	24.13%	14.19%	7.63%	Dec. 21, 2007
Class R6 shares	26.27%	15.11%	8.47%	Dec. 21, 2007
Institutional Service Class shares	26.58%	15.40%	8.74%	Dec. 21, 2007
Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	31.74%	15.07%	6.34%	Dec. 21, 2007